Offsetting Assets and Liabilities [Table Text Block]	12 Months Ended
Dec. 31, 2013
Offsetting Assets and Liabilities [Table Text Block]

25. Offsetting Assets and Liabilities

Our qualifying derivatives master netting agreements and securities repurchase agreements are written, legally enforceable bilateral agreements that (1) create a single legal obligation for all individual transactions covered by the agreement to the non-defaulting entity upon an event of default of the counterparty, including bankruptcy, insolvency, or similar proceeding, and (2) provide the non-defaulting entity the right to accelerate, terminate, and close-out on a net basis all transactions under the agreement and to liquidate or set off collateral promptly upon an event of default of the counterparty. As it relates to derivative instruments, in certain instances we have the option to report derivatives that are subject to a qualifying master netting agreement on a net basis, we have elected to report these instruments as gross assets and liabilities on the Consolidated Balance Sheet.

To further mitigate the risk of counterparty default related to derivative instruments, we maintain collateral agreements with certain counterparties. The agreements require both parties to maintain collateral in the event the fair values of the derivative financial instruments meet established thresholds. In the event that either party defaults on the obligation, the secured party may seize the collateral. Generally, our collateral arrangements are bilateral such that we and the counterparty post collateral for the value of our total obligation to each other. Contractual terms provide for standard and customary exchange of collateral based on changes in the market value of the outstanding derivatives. The securing party posts additional collateral when their obligation rises or removes collateral when it falls, such that the net replacement cost of the non-defaulting party is covered in the event of counterparty default.

The composition of offsetting derivative instruments, financial assets, and financial liabilities was as follows.

December 31, 2013 ($ in millions)	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets/ (Liabilities) Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet		Net Amount
				Financial Instruments	Collateral (a)
Assets
Derivative assets in net asset positions	$319	$—	$319	$(65)	$(120)	$134
Derivative assets in net liability positions	43	—	43	(43)	—	—

Total assets (b)	$362	$—	$362	$(108)	$(120)	$134

Liabilities
Derivative liabilities in net liability positions	$(252)	$—	$(252)	$43	$137	$(72)
Derivative liabilities in net asset positions	(65)	—	(65)	65	—	—

Total derivative liabilities (b)	(317)	—	(317)	108	137	(72)

Securities sold under agreements to repurchase (c)	(1,500)	—	(1,500)	—	1,500	—

Total liabilities	$(1,817)	$—	$(1,817)	$108	$1,637	$(72)

(a)	Financial collateral received/pledged shown as a balance based on the sum of all net asset and liability positions between Ally and each individual derivative counterparty.

(b)	For additional information on derivative instruments and hedging activities, refer to Note 21.

(c)	For additional information on securities sold under agreements to repurchase, refer to Note 14.

December 31, 2012 ($ in millions)	Gross Amounts of Recognized Assets/ (Liabilities)	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets/ (Liabilities) Presented in the Consolidated Balance Sheet	Gross Amounts Not Offset in the Consolidated Balance Sheet		Net Amount
				Financial Instruments	Collateral (a)
Assets
Derivative assets in net asset positions	$1,395	$—	$1,395	$(503)	$(841)	$51
Derivative assets in net liability positions	788	—	788	(788)	—	—
Derivative assets with no offsetting arrangements	115	—	115	—	—	115

Total assets (b)	$2,298	$—	$2,298	$(1,291)	$(841)	$166

Liabilities
Derivative liabilities in net liability positions	$(1,929)	$—	$(1,929)	$788	$1,092	$(49)
Derivative liabilities in net asset positions	(503)	—	(503)	503	—	—
Derivative liabilities with no offsetting arrangements	(36)	—	(36)	—	—	(36)

Total liabilities (b)	$(2,468)	$—	$(2,468)	$1,291	$1,092	$(85)

(a)	Financial collateral received/pledged shown as a balance based on the sum of all net asset and liability positions between Ally and each individual derivative counterparty.

(b)	For additional information on derivative instruments and hedging activities, refer to Note 21.